RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Due to related parties

During the six months ended June 30, 2026 and 2025, the Company borrowed an aggregate of $42,360 and $41,266, respectively, from Mr. Heng Fei Yang, the Company’s CEO. The Company repaid $393,442 during the six months ended June 30, 2026 and $157,185 in the same period in 2025. These loans are unsecured, interest-free, and repayable on demand. As of June 30, 2026 and December 31, 2025, the outstanding loan balance was $196,268 and $537,724, respectively.